Advances to suppliers (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Advances to suppliers [Line Items]
Advances to suppliers	$ 15,813,997	$ 13,953,920
Allowance for doubtful accounts	(1,426,769)	(627,151)
Including:
Advances to suppliers from continuing operations, net	14,387,228	13,326,769
Less: Advances to suppliers, non-current	0	(2,109,005)
Advances to suppliers, current	$ 14,387,228	$ 11,217,764